Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	2.63100%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$500,188.03

Principal:
Principal Collections	$9,236,436.06
Prepayments in Full	$4,248,229.97
Liquidation Proceeds	$123,183.97
Recoveries	$35,377.48
Sub Total	$13,643,227.48
Collections	$14,143,415.51

Purchase Amounts:
Purchase Amounts Related to Principal	$355,131.19
Purchase Amounts Related to Interest	$850.40
Sub Total	$355,981.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,499,397.10

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	39
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,499,397.10
Servicing Fee	$163,342.47	$163,342.47	$0.00	$0.00	$14,336,054.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,336,054.63
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,336,054.63
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,336,054.63
Interest - Class A-3 Notes	$6,709.48	$6,709.48	$0.00	$0.00	$14,329,345.15
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$14,133,307.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,133,307.82
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$14,070,147.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,070,147.82
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$14,024,868.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,024,868.82
Regular Principal Payment	$12,819,707.72	$12,819,707.72	$0.00	$0.00	$1,205,161.10
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,205,161.10
Residual Released to Depositor	$0.00	$1,205,161.10	$0.00	$0.00	$0.00
Total		$14,499,397.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,819,707.72
Total					$12,819,707.72

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$3,610,479.98	$10.43	$6,709.48	$0.02	$3,617,189.46	$10.45
Class A-4 Notes	$9,209,227.74	$87.69	$196,037.33	$1.87	$9,405,265.07	$89.56
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$12,819,707.72	$12.18	$311,185.81	$0.30	$13,130,893.53	$12.48

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$3,610,479.98	0.0104331	$0.00	0.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$95,810,772.26	0.9123098
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$161,270,479.98	0.1531912	$148,450,772.26	0.1410137

Pool Information
Weighted Average APR	2.971%	2.965%
Weighted Average Remaining Term	25.39	24.59
Number of Receivables Outstanding	15,832	15,295
Pool Balance	$196,010,966.83	$181,957,125.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$182,634,144.27	$169,603,628.93
Pool Factor	0.1716283	0.1593227

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$12,353,496.56
Targeted Overcollateralization Amount	$33,506,353.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,506,353.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		28	$90,860.15
(Recoveries)		65	$35,377.48
Net Loss for Current Collection Period			$55,482.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3397%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1310%
Second Prior Collection Period			-0.1428%
Prior Collection Period			0.0747%
Current Collection Period			0.3523%
Four Month Average (Current and Prior Three Collection Periods)			0.1038%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,001	$8,271,004.56
(Cumulative Recoveries)			$2,578,846.62
Cumulative Net Loss for All Collection Periods			$5,692,157.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4984%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,133.44
Average Net Loss for Receivables that have experienced a Realized Loss			$2,844.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.54%	163	$2,805,689.06
61-90 Days Delinquent	0.18%	16	$333,784.42
91-120 Days Delinquent	0.10%	7	$176,999.87
Over 120 Days Delinquent	0.14%	13	$258,560.20
Total Delinquent Receivables	1.96%	199	$3,575,033.55

Repossession Inventory:
Repossessed in the Current Collection Period		2	$33,558.99
Total Repossessed Inventory		9	$167,112.24

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2393%
Prior Collection Period			0.1705%
Current Collection Period			0.2354%
Three Month Average			0.2151%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4228%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	39

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	66	$1,092,241.86
2 Months Extended	51	$860,856.40
3+ Months Extended	9	$186,270.02

Total Receivables Extended	126	$2,139,368.28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer